Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042     HV-5776-PremierSolutions Cornerstone
_____________________________
Supplement dated January 31, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 31, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective as of March 1, 2024, the name of ClearBridge Value Trust– Class FI will be changed to ClearBridge Value Fund– Class FI.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital Income Builder® - Class R3	Invesco American Franchise Fund - Class A
ClearBridge Aggressive Growth Fund - Class FI	Invesco Equity and Income Fund - Class A
Federated Hermes Kaufmann Fund - Class R	Invesco Growth and Income Fund - Class A
Goldman Sachs Equity Income Fund - Class A	MFS® Research International Fund - Class R3
Goldman Sachs Large Cap Core Fund - Class A	MFS® Value Fund - Class R3
Goldman Sachs Large Cap Value Fund - Class A	Neuberger Berman Sustainable Equity Fund - Class A
Goldman Sachs Mid Cap Value Fund - Class A	PGIM Jennison Natural Resources Fund, Inc - Class A
Goldman Sachs Small Cap Value Fund - Class A	Putnam International Capital Opportunities Fund - Class A
Goldman Sachs Strategic Growth Fund - Class A	Templeton Growth Fund, Inc. - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Allocation	US Fund American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-7.43%	3.43%	5.38%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.07%	-25.60%	1.83%	7.67%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	ClearBridge Value Fund - Class FI* (formerly ClearBridge Value Trust- Class FI) Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	-30.30%	4.81%	10.46%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-4.42%	7.17%	9.70%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-10.65%	8.17%	9.65%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	-15.02%	2.77%	8.29%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.03%	-32.67%	8.94%	12.05%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-31.14%	7.54%	11.47%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-7.72%	5.38%	8.21%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-5.93%	6.06%	10.12%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	-17.52%	2.62%	4.54%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	-6.14%	7.26%	10.90%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	-18.77%	7.08%	10.72%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.91%	24.50%	8.16%	2.61%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	-18.01%	1.62%	4.49%
US Fund Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.04%	-11.71%	-0.75%	3.98%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-78-HV5776